Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,706,000
Previously Paid Amount	0.00
Total Fee Amount	261.19
Total Offset Amount	0.00
Net Fee	261.19
Narrative - Max Aggregate Offering Price	$ 1,706,000
Final Prospectus	true